Hedging activities - Schedule of Notational Maturity Profile (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 4,221	€ 4,383	€ 1,670
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	166	0	0
Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,074	310	475
Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	166
Interest rate and cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,225	396	736
Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	922	677	459
Deal contingent foreign currency forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,000
Less than 1 year | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,622	3,973	889
Less than 1 year | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Less than 1 year | Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	912	174	303
Less than 1 year | Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
Less than 1 year | Interest rate and cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	144	396	340
Less than 1 year | Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	566	403	246
Less than 1 year | Deal contingent foreign currency forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount		3,000
1 to 3 years | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,883	410	781
1 to 3 years | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
1 to 3 years | Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	162	136	172
1 to 3 years | Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
1 to 3 years | Interest rate and cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,365	0	396
1 to 3 years | Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	356	274	213
1 to 3 years | Deal contingent foreign currency forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
3 to 5 years | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
3 to 5 years | Interest rate and cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Deal contingent foreign currency forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
Over 5 years | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	716	0	0
Over 5 years | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	166	0	0
Over 5 years | Foreign currency contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
Over 5 years | Foreign currency contracts | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	166
Over 5 years | Interest rate and cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	716	0	0
Over 5 years | Commodity contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 0	0	€ 0
Over 5 years | Deal contingent foreign currency forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount		€ 0